Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Related Party Transactions

30. RELATED PARTY TRANSACTIONS
The Company’s related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. During its normal course of operation, the Company enters into transactions with its related parties for goods and services. A company owned by a former director of the Company was paid $0.1 million for consulting services in the year ended December 31, 2016, there were no such payments in 2017. Related party transactions with Maverix have been disclosed in Note 12 of these consolidated financial statements.
These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the parties.
Compensation of key management personnel
The remuneration of directors and other members of key management personnel during the year were as follows:

	2017	2016
Short-term benefits	$10,175	$10,052
Share-based payments	2,235	2,172
	$12,410	$12,224